Consolidated Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash and cash equivalents	$ 242,900	$ 290,815
Restricted cash (Note 2D)	22,395	38,194
Accounts receivable, net	147,941	64,003
Inventories	16,356	16,302
Other current assets (Note 3)	65,579	15,300
Total Current assets	495,171	424,614
Right Of Use asset arising from operating lease	14,700	48,982
Property and Equipment, Net (Note 4)	55,194	81,119
Funds in Respect of Employee Rights Upon Retirement	122,584	109,955
Total assets	687,649	664,670
Current Liabilities
Short-term loan from banking institution (Note 7)	7,949	7,230
Current maturities of convertible loans	56,250
Accounts payable	203,323	235,864
Other accounts liabilities (Note 5)	517,711	380,732
Total current liabilities	785,233	623,826
Fair Value of Convertible Component in Convertible Loans (Note 6)	54,970
Convertible Loans (Notes 6)	146,929	285,917
Long term from banking institution (Note 7)	8,115	14,955
Liability for employee rights upon retirement	157,855	142,091
Total liabilities	1,153,102	1,066,789
Stockholders' Deficit (Note 9)
Common stocks of US$ 0.0001 par value each ("Common Stocks"): 495,000,000 shares authorized as of December 31, 2020 and 2019; issued and outstanding 1,606,760 and 1,458,593 shares as of December 31, 2020 and 2019, respectively.	161	146
Preferred stocks of US$ 0.0001 par value ("Preferred stocks"): 5,000,000 shares authorized as of December 31, 2020 and 2019; issued and outstanding 0 shares as of December 31, 2020 and 2019.
Additional paid-in capital	11,867,585	10,329,571
Foreign currency translation adjustments	(26,275)	(26,275)
Accumulated deficit	(12,277,647)	(10,684,508)
Stockholders' Equity	(436,176)	(381,066)
Non-controlling interests	(29,277)	(21,053)
Total stockholders' deficit	(465,453)	(402,119)
Total liabilities and stockholders' deficit	$ 687,649	$ 664,670